General and Administrative Expenses - Additional information (Details) - USD ($) $ in Thousands						12 Months Ended
	Apr. 01, 2025	Apr. 01, 2024	Apr. 01, 2023	Apr. 01, 2022	Apr. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses
Value of cash settled awards granted to selected employees				$ 6,000	$ 3,355
Settlement period (in years)					3 years
Percentage of settlement of awards granted to selected employees	50.00%	25.00%	25.00%
Transaction costs included in other general and administrative expenses						$ 136	$ 10,698	$ 937